Leases	12 Months Ended
Dec. 31, 2020
Leases
Leases

14.Leases

The Company has entered into lease contracts mainly for buildings and computer equipment, which expire at various dates through the year 2024. Some leases have extension or purchase options for various terms. Some lease payments are based on changes in price indices. The lease contracts do not impose any financial covenants.

As of January 1, 2020, a lease for rent of a property with a trust whose beneficiary is the controlling shareholder and CEO of the Company was modified to amend the lease term, fix the annual rent increase at a rate of 2%, exercise the option to extend the term of the lease for five years and prepay the rent amount of $1,178,530, which was presented against the lease liability. At the date of modification, the lease liability was remeasured and an amount of $366,566 was recorded as an adjustment to the right-of-use asset. The lease liability was recalculated using a discount rate of 4%. As at December 31, 2020, the right-of-use asset and the lease liabilities related to this lease amount to $1,328,557 and $221,496 respectively (2019 - $1,350,487 and 1,218,958). In 2020, the variable components of the leases which are not included in the lease liabilities under IFRS 16, comprise property taxes for an amount of $258,042 (2019 - $266,581) which were charged to the Company. In return the trust agreed to convert the 2020 Convertible loan approximately one year before its due date (note 19).

a)	Right-of-use assets

	Land and	Computer
	building	equipment	Total
	$	$	$
Balance at January 1, 2019	4,073,286	29,266	4,102,552
Depreciation	(348,590)	(11,193)	(359,783)
Balance at December 31, 2019	3,724,696	18,073	3,742,769
Remeasurement of lease liabilities	366,566	—	366,566
Depreciation	(402,947)	(5,388)	(408,335)
Balance at December 31, 2020	3,688,315	12,685	3,701,000

b)	The table below summarizes changes to the lease liabilities:

$
Balance at January 1, 2019	4,116,347
Payments	(131,321)
Balance at December 31, 2019	3,985,026
Remeasurement	366,566
Payments	(1,363,050)
Balance at December 31, 2020	2,988,542

c)	Amount recognized in the statement of comprehensive loss:

	2020	2019
		$
Depreciation of right-of-use assets	408,335	359,783
Interest on lease liabilities	211,666	258,288
Expense related to lease payments not included in the measurement of lease liabilities	—	7,264

d)	Maturity analysis – contractual undiscounted cash flows of lease liabilities as at December 31, 2020

$
2021	406,542
2022	2,875,509
2023	4,839
3,286,890